24) Bonds and securities at amortized cost (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Maturity
Due within one year		R$ 37,799,094	R$ 52,049,525
From 1 to 5 years		78,452,236	56,134,668
From 5 to 10 years		32,852,519	31,489,480
Over 10 years		34,903,036	38,841,971
Total	[1]	184,006,885	178,515,644
Amortized cost [member]
Maturity
Due within one year		37,272,651	51,513,100
From 1 to 5 years		77,744,401	53,600,975
From 5 to 10 years		34,641,933	31,572,806
Over 10 years		29,964,909	30,231,479
Total	[1]	R$ 179,623,894	R$ 166,918,360

[1]	In 2020 and 2019, no reclassifications were made of Financial Assets at amortized cost - Bonds and securities for other categories of financial assets;